Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets:
Current derivative assets	$ 4,621	$ 1,579
Non-current derivative assets	11,667	9,850
Financial liabilities:
Current derivative liabilities	1,740	978
Non-current derivative liabilities	345	164
Carrying Amount
Financial assets:
Cash and cash equivalents	41,712	46,104
Financial liabilities:
Long-term debt, current and non-current	1,087,347	1,033,330
Carrying Amount | Interest rate swap contracts
Financial assets:
Current derivative assets	4,621	950
Non-current derivative assets	11,667	9,850
Financial liabilities:
Current derivative liabilities		961
Non-current derivative liabilities	345	164
Carrying Amount | Foreign exchange forward contracts
Financial assets:
Current derivative assets		629
Financial liabilities:
Current derivative liabilities	1,740	17
Fair Value
Financial assets:
Cash and cash equivalents	41,712	46,104
Financial liabilities:
Long-term debt, current and non-current	1,087,347	1,032,484
Fair Value | Interest rate swap contracts
Financial assets:
Current derivative assets	4,621	950
Non-current derivative assets	11,667	9,850
Financial liabilities:
Current derivative liabilities		961
Non-current derivative liabilities	345	164
Fair Value | Foreign exchange forward contracts
Financial assets:
Current derivative assets		629
Financial liabilities:
Current derivative liabilities	$ 1,740	$ 17